12. Investment in Affiliates (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Impairment provision	$ 0	$ 0	$ 2,214